SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Options and warrants number and exercise price (Details) - Options and warrants Options in Thousands	12 Months Ended
Dec. 31, 2025 Options £ / shares
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Outstanding at the beginning (in shares) | Options	63,549
Lapsed (in shares) | Options	(1,681)
Outstanding at the end (in shares) | Options	61,868
Exercisable at the end (in shares) | Options	61,868
Outstanding at the beginning (in £ per share) | £ / shares	£ 0.17
Lapsed (in £ per share) | £ / shares	0.54
Outstanding at the end (in £ per share) | £ / shares	0.16
Exercisable at the end (in £ per share) | £ / shares	£ 0.16